Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net (Details) [Line Items]
Capital lease obligations, aggregate amount	$ 16,622	$ 16,278
Accumulated depreciation	(386,729)	(307,189)
Depreciation and amortization	5,502	6,037
Property and Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Accumulated depreciation	$ 13,938	$ 11,673